INCOME TAXES - Reconciliation of income taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Loss from operations	$ (4,895,652)	$ (44,139,532)
Statutory rate	27.00%	27.00%
Expected tax recovery	$ (1,321,826)	$ (11,917,674)
Share-based compensation	1,714,207	1,426,989
Convertible debt	(146,264)	(1,917,987)
Other	(768)	(43,931)
Tax exempt income from disposal of Argentina assets		(926,659)
Settlement of flow-through share liability on expenditures (Note 12)	(4,662,848)	(2,324,790)
Flow-through share renunciation	4,515,919	3,918,082
Unrecognized deferred tax assets	(3,926,750)	9,973,232
Recognized deferred tax assets	59,077	(320,061)
Income tax recovery	$ (3,769,253)	$ (2,132,799)